Cost method investments (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Investments [Line Items]
Subtotal	$ 169,426	¥ 1,200,000	¥ 1,200,000
Less: Impairment loss	155,722	1,102,938
Total	13,704	97,062	1,200,000
Investment 1 [Member]
Schedule of Investments [Line Items]
Subtotal	84,713	600,000	600,000
Investment 2 [Member]
Schedule of Investments [Line Items]
Subtotal	$ 84,713	¥ 600,000	¥ 600,000